GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill

(in thousands of $)	Goodwill	Accumulated impairment losses	Net carrying value
Balance as of December 31, 2019	225,273	(112,821)	112,452
Balance as of December 31, 2020	225,273	(112,821)	112,452
Balance as of December 31, 2021	225,273	(112,821)	112,452